UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-5047

					Tax-Free Fund of Colorado
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	12/31

				Date of reporting period:	06/30/06

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.



SEMI-ANNUAL
REPORT

JUNE 30, 2006

                [LOGO OF TAX-FREE FUND OF COLORADO: A SQUARE WITH
                 SILLHOUETTES OF TWO MOUNTAINS AND A RISING SUN]

                                  TAX-FREE FUND
                                       OF
                                    COLORADO

                          A TAX-FREE INCOME INVESTMENT

[LOGO OF THE AQUILA
GROUP OF FUNDS:                    ONE OF THE
AN EAGLE'S HEAD]           AQUILA(SM) GROUP OF FUNDS

[LOGO OF TAX-FREE FUND OF COLORADO:
A SQUARE WITH SILHOUETTES OF TWO
MOUNTAINS AND A RISING SUN]

                SERVING COLORADO INVESTORS FOR ALMOST TWO DECADES

                            TAX-FREE FUND OF COLORADO

                            "BUILT TO RIDE THE WAVES"

                                                                    August, 2006

Dear Fellow Shareholder:

      As you are no doubt aware, the financial markets have certainly had their fair share of crests and troughs recently - one day the markets are up, and the next day, they are down. Riding these waves is not always easy for investors.

      The management of Tax-Free Fund of Colorado understands investors' apprehension when it comes to fluctuations with your hard-earned investment monies. And, this concern is especially pertinent as it relates to saving for and funding your retirement.

      With this very real and inevitable concern in mind, Tax-Free Fund of Colorado has endeavored to structure the Fund to "ride the waves" with the least upset to investors as possible. How do we go about seeking to accomplish this?

INVESTMENT QUALITY

      No matter what quality rating exists with a security, it will still be subject to market fluctuations. However, our experience has been that top-quality ratings do not fluctuate as much as lower quality ratings. Furthermore, when they do fluctuate, they tend to fluctuate less and return to their base market price at a quicker rate than lower-grade securities.

      In accordance with the Fund's prospectus, Tax-Free Fund of Colorado can only purchase investment-grade securities - those within the top four credit quality ratings - AAA, AA, A and Baa. In point of practice, however, we have consistently sought to have the bulk of the portfolio securities invested within the top two grades - AAA and AA. On June 30, 2006, 98.5% of the portfolio consisted of AAA and AA rated securities.

INTERMEDIATE MATURITY

      As we have emphasized in the past, long-term bonds tend to produce a higher return than short-term bonds. However, such longer maturity bonds also tend to experience a higher degree of volatility in their price.

      Tax-Free Fund of Colorado balances out longer-term maturities by having a portion of the Fund's investments in shorter-term maturities. Through utilizing a blend of maturities - both shorter-term and longer-term - Tax-Free Fund of Colorado attempts to provide a satisfactory level of return without subjecting the share price to excessive swings as interest rates increase and decrease. We feel that this focus on keeping the average of maturities relatively intermediate in term takes the best that each

                      NOT A PART OF THE SEMI-ANNUAL REPORT
investment has to offer - gaining stability from the shorter-term maturities and higher yields from the longer-term maturities.

DIVERSIFICATION OF THE PORTFOLIO

      To the maximum extent possible, Tax-Free Fund of Colorado strives to invest in as many projects as possible throughout the state. The portfolio might be comprised of a school district bond in Denver, a transportation bond in Grand Junction and a housing bond in Springfield. In this way, we strive to ensure that no one project, type of project, or area of the State can have any significant adverse influence upon your investment in the Fund.

TAX-FREE INCOME

      No matter what return Tax-Free Fund of Colorado provides, it must be remembered that you would have to earn significantly more from a taxable investment in order to be equal to what you get to keep from a tax-free investment.

      As an example, you would have to earn 6.5%* on a taxable investment in order to equal the tax-free level of 4%.

      Keep this illustration in mind the next time you examine the yield that Tax-Free Fund of Colorado offers you. You will find that a 3%, 4% or 5% tax-free yield looks considerably more attractive to you when you consider the implications of taxes.

SUMMARY

      The Fund uses this combination of quality, maturity, and diversification as it seeks to provide you with as high a level of tax-free income as is consistent with preservation of capital.

      As we are sure you are aware, there is no way to take ALL the waves out of investing. But, you can rest assured that Tax-Free Fund of Colorado continually strives to do its very best to make sure your ride is as smooth as possible.

                                   Sincerely,


/s/ Diana P. Herrmann                      /s/ Lacy B. Herrmann

Diana P. Herrmann                          Lacy B. Herrmann
President                                  Founder and Chairman Emeritus

* For illustration purposes only - assumes a 35% Federal and 4.63% state tax-rate. This does not represent past or future performance of any investment.

                      NOT A PART OF THE SEMI-ANNUAL REPORT

                            TAX-FREE FUND OF COLORADO
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2006 (UNAUDITED)

                                                                                RATING
 PRINCIPAL                                                                      MOODY'S/
  AMOUNT        GENERAL OBLIGATION BONDS (36.0%)                                  S&P             VALUE
-----------     --------------------------------------------------------       ---------      -------------
                CITY & COUNTY (1.8%)
                Denver, Colorado City & County Art Museum
$ 2,000,000     5.000%, 08/01/15 .......................................        Aa1/AA+       $   2,087,060
                Pueblo County, Colorado Pueblo Library
                  District Refunding
  2,135,000     4.250%, 11/01/19 .......................................         Aaa/NR           2,094,435
                                                                                              -------------
                Total City & County                                                               4,181,495
                                                                                              -------------

                METROPOLITAN DISTRICT (4.6%)
                Arapahoe, Colorado Park & Recreation District
  1,070,000     5.000%, 12/01/17 FGIC Insured ..........................         Aaa/NR           1,111,495
                Castle Pines, Colorado Metropolitan District
  1,060,000     5.500%, 12/01/07 FSA Insured ...........................        Aaa/AAA           1,084,200
                Foothills, Colorado Park & Recreational District
  1,310,000     5.000%, 12/01/12 FSA Insured ...........................         Aaa/NR           1,371,740
  1,325,000     5.000%, 12/01/13 FSA Insured ...........................         Aaa/NR           1,382,214
                Highlands Ranch, Colorado Metropolitan
                  District #1, Refunding
  1,000,000     5.750%, 09/01/08 AMBAC Insured .........................        Aaa/AAA           1,037,580
  1,730,000     5.750%, 09/01/09 AMBAC Insured .........................        Aaa/AAA           1,820,842
                North Metro Fire Rescue District Colorado
  1,200,000     4.625%, 12/01/20 AMBAC Insured .........................         NR/AAA           1,219,284
                South Suburban, Colorado Park &
                  Recreational District
  1,365,000     5.125%, 12/15/09 FGIC Insured ..........................        Aaa/AAA           1,405,472
                                                                                              -------------
                Total Metropolitan District                                                      10,432,827
                                                                                              -------------

                SCHOOL DISTRICTS (29.6%)
                Adams County, Colorado School District #12
                  (Adams 12 Five Star Schools)
  1,255,000     5.625%, 12/15/08 FGIC Insured Pre-Refunded .............        Aaa/AAA           1,300,305
  1,170,000     5.000%, 12/15/12 MBIA Insured ..........................        Aaa/AAA           1,225,517
    830,000     5.000%, 12/15/12 MBIA Insured Pre-Refunded .............        Aaa/AAA             872,280
                Adams County 12 Five Star Schools, Colorado
                  Refunding Series B
  2,000,000     4.250%, 12/15/19 FSA Insured ...........................        Aaa/AAA           1,971,760

                                                                                RATING
 PRINCIPAL                                                                      MOODY'S/
  AMOUNT        GENERAL OBLIGATION BONDS (CONTINUED)                              S&P             VALUE
-----------     --------------------------------------------------------       ---------      -------------
                SCHOOL DISTRICTS (CONTINUED)
                Adams County 12 Five Star Schools, Colorado
                  Refunding
$ 2,000,000     4.500%, 12/15/20 MBIA Insured ..........................        Aaa/AAA       $   1,993,640
                Adams County, Colorado School District #14
  1,275,000     5.750%, 12/01/08 FSA Insured Pre-Refunded ..............        Aaa/AAA           1,322,290
                Adams & Weld Counties, Colorado School
                  District #027J (Brighton)
  1,600,000     4.375%, 12/01/19 FSA Insured ...........................        Aaa/AAA           1,573,648
  1,765,000     4.300%, 12/01/19 FGIC Insured ..........................        Aaa/AAA           1,748,974
                Arapahoe County, Colorado Cherry Creek
                  School District #5
  1,000,000     5.500%, 12/15/08 .......................................         Aa2/AA           1,038,310
  2,760,000     5.500%, 12/15/11 .......................................         Aa2/AA           2,897,255
  2,750,000     5.500%, 12/15/12 .......................................         Aa2/AA           2,886,757
                Boulder Valley, Colorado School District
  1,215,000     5.500%, 12/01/08 FGIC Insured ..........................        Aaa/AAA           1,254,439
                Clear Creek, Colorado School District
  1,000,000     5.000%, 12/01/16 FSA Insured ...........................        Aaa/AAA           1,041,620
                Denver, Colorado City & County School District #1
                  Refunding Series A
  1,000,000     5.600%, 06/01/08 .......................................        Aa3/AA-           1,031,960
                Denver, Colorado City & County School District #1
                  Refunding Series C
  2,400,000     4.250%, 12/01/18 FGIC Insured ..........................        Aaa/AAA           2,377,104
                Douglas & Elbert Counties, Colorado School
                  District # Re-1, Series 1992
  2,000,000     5.250%, 12/15/11 FGIC Insured ..........................        Aaa/AAA           2,086,780
                El Paso County, Colorado School District #11
  1,330,000     6.250%, 12/01/08 .......................................        Aa3/AA-           1,399,719
                El Paso County, Colorado School District #20
  1,000,000     6.150%, 12/15/08 MBIA Insured ..........................        Aaa/AAA           1,054,040
  1,500,000     5.000%, 12/15/14 FGIC Insured ..........................         Aaa/NR           1,574,850

                                                                                RATING
 PRINCIPAL                                                                      MOODY'S/
  AMOUNT        GENERAL OBLIGATION BONDS (CONTINUED)                              S&P             VALUE
-----------     --------------------------------------------------------       ---------      -------------
                SCHOOL DISTRICTS (CONTINUED)
                El Paso County, Colorado School District #38
$ 1,110,000     5.700%, 12/01/12 Pre-Refunded ..........................         Aa3/NR       $   1,189,609
                El Paso County, Colorado School District #49
  1,500,000     5.500%, 12/01/13 FSA Insured ...........................        Aaa/AAA           1,633,860
  1,000,000     5.250%, 12/01/14 FGIC Insured ..........................        Aaa/AAA           1,062,650
                Garfield County, Colorado School District
  1,250,000     5.000%, 12/01/17 FSA Insured ...........................         Aaa/NR           1,298,475
                Grand County, Colorado School District #002
                  (East Grand) Refunding & Improvement Series B
  1,040,000     4.250%, 12/01/18 FSA Insured ...........................        Aaa/AAA           1,030,078
                Jefferson County, Colorado School District # R-1
  3,000,000     5.500%, 12/15/09 FGIC Insured Pre-Refunded .............        Aaa/AAA           3,146,580
  2,340,000     5.250%, 12/15/11 FGIC Insured ..........................        Aaa/AAA           2,440,807
  1,000,000     5.500%, 12/15/13 FGIC Insured Pre-Refunded .............        Aaa/AAA           1,048,860
                La Plata County, Colorado School District #9
  1,500,000     5.000%, 11/01/18 MBIA Insured ..........................         Aaa/NR           1,582,095
  2,245,000     4.250%, 11/01/18 MBIA Insured ..........................         Aaa/NR           2,223,650
                Larimer County, Colorado School District #R1
                  Poudre Refunding Series A
  2,100,000     5.250%, 12/15/11 .......................................        Aa3/AA-           2,164,386
                Mesa County, Colorado School District #51
  1,065,000     6.000%, 12/01/06 MBIA Insured ..........................        Aaa/AAA           1,074,457
  1,000,000     5.200%, 12/01/09 MBIA Insured Pre-Refunded .............        Aaa/AAA           1,015,930
  1,500,000     4.350%, 12/01/19 MBIA Insured ..........................         Aaa/NR           1,493,910
                Pueblo County, Colorado School District #70
  1,040,000     5.500%, 12/01/09 AMBAC Insured .........................        Aaa/AAA           1,063,889
  1,000,000     5.000%, 12/01/15 FGIC Insured ..........................        Aaa/AAA           1,041,210
  3,440,000     5.000%, 12/01/16 FGIC Insured ..........................        Aaa/AAA           3,571,649
                Teller County, Colorado School District #2
                  Woodland Park
  1,265,000     5.000%, 12/01/17 MBIA Insured ..........................        Aaa/AAA           1,326,846

                                                                                RATING
 PRINCIPAL                                                                      MOODY'S/
  AMOUNT        GENERAL OBLIGATION BONDS (CONTINUED)                              S&P             VALUE
-----------     --------------------------------------------------------       ---------      -------------
                SCHOOL DISTRICTS (CONTINUED)
                Weld & Adams Counties, Colorado School District #3J
$ 1,000,000     5.500%, 12/15/10 AMBAC Insured Pre-Refunded ............        Aaa/AAA       $   1,051,370
                Weld County, Colorado School District #2
  1,315,000     5.000%, 12/01/15 FSA Insured ...........................        Aaa/AAA           1,374,228
                Weld County, Colorado School District #3J
  1,440,000     4.350%, 12/15/19 FSA Insured ...........................         Aaa/NR           1,434,168
                Weld County, Colorado School District #6
  1,195,000     5.000%, 12/01/15 FSA Insured ...........................        Aaa/AAA           1,255,467
                Weld County, Colorado School District #8
  1,115,000     5.000%, 12/01/15 FSA Insured ...........................        Aaa/AAA           1,165,220
  1,385,000     5.250%, 12/01/17 FSA Insured ...........................        Aaa/AAA           1,464,250
                                                                                              -------------
                Total School Districts                                                           67,804,892
                                                                                              -------------
                Total General Obligation Bonds                                                   82,419,214
                                                                                              -------------

                REVENUE BONDS (63.4%)

                ELECTRIC (2.8%)
                Colorado Springs, Colorado Utilities Revenue
  1,660,000     5.000%, 11/15/17 .......................................         Aa2/AA           1,731,463
                Colorado Springs, Colorado Utilities Revenue
                  Subordinated Lien Improvement Series A
  1,000,000     5.000%, 11/15/17 .......................................         Aa2/AA           1,045,630
                Moffat County, Colorado Pollution Control
  2,125,000     5.625%, 11/01/06 AMBAC Insured .........................        Aaa/AAA           2,137,049
                Platte River, Colorado Power Authority
  1,500,000     6.000%, 06/01/07 MBIA Insured ..........................        Aaa/AAA           1,528,950
                                                                                              -------------
                Total Electric                                                                    6,443,092
                                                                                              -------------

                HIGHER EDUCATION (10.3%)
                Boulder, Colorado Development Revenue UCAR
  1,760,000     5.000%, 09/01/16 MBIA Insured ..........................        Aaa/AAA           1,830,717
  1,130,000     5.000%, 09/01/17 AMBAC Insured .........................        Aaa/AAA           1,178,194

                                                                                RATING
 PRINCIPAL                                                                      MOODY'S/
  AMOUNT        REVENUE BONDS (CONTINUED)                                         S&P             VALUE
-----------     --------------------------------------------------------       ---------      -------------
                HIGHER EDUCATION (CONTINUED)
                Colorado Educational & Cultural Facility
                  Authority Johnson & Wales
$   860,000     5.000%, 04/01/18 XLCA Insured ..........................        Aaa/AAA       $     887,210
                Colorado Educational & Cultural Facility Authority
                  University of Colorado Foundation Project
  2,110,000     5.000%, 07/01/17 AMBAC Insured .........................        Aaa/AAA           2,187,205
  1,865,000     5.375%, 07/01/18 AMBAC Insured .........................        Aaa/AAA           1,977,888
                Colorado Educational & Cultural Facility Authority
                  Refunding University of Denver Project Series B
  1,050,000     4.500%, 03/01/19 FGIC Insured ..........................        Aaa/AAA           1,050,756
                Colorado Mountain Jr. College District Student
                  Housing Facilities Enterprise Revenue
  1,000,000     4.500%, 06/01/18 MBIA Insured ..........................        Aaa/AAA           1,009,900
                Colorado Post Secondary Educational Facility
  1,170,000     5.500%, 03/01/08 MBIA Insured ..........................        Aaa/AAA           1,200,946
                Colorado State University System
  1,530,000     5.000%, 03/01/17 AMBAC Insured .........................         Aaa/NR           1,591,307
                University of Colorado Enterprise System
  1,000,000     5.000%, 06/01/11 .......................................        Aa3/AA-           1,045,440
  2,325,000     5.000%, 06/01/15 AMBAC Insured .........................        Aaa/AAA           2,428,672
  1,735,000     5.000%, 06/01/16 .......................................        Aa3/AA-           1,808,911
  1,000,000     5.250%, 06/01/17 FGIC Insured ..........................        Aaa/AAA           1,064,160
  1,000,000     4.375%, 06/01/19 FGIC Insured ..........................        Aaa/AAA             998,500
                University of Northern Colorado Auxiliary Facilities
  1,745,000     5.750%, 06/01/08 MBIA Insured ..........................        Aaa/AAA           1,788,817
  1,390,000     5.000%, 06/01/15 AMBAC Insured .........................        Aaa/AAA           1,442,500
                                                                                              -------------
                Total Higher Education                                                           23,491,123
                                                                                              -------------

                HOSPITALS (3.1%)
                Colorado Health Facility Authority Hospital
                  Revenue, Catholic Health
  1,000,000     5.375%, 12/01/09 .......................................         Aa2/AA           1,036,050

                                                                                RATING
 PRINCIPAL                                                                      MOODY'S/
  AMOUNT        REVENUE BONDS (CONTINUED)                                         S&P             VALUE
-----------     --------------------------------------------------------       ---------      -------------
                HOSPITALS (CONTINUED)
                Colorado Health Facility Authority Hospital
                  Revenue, Sisters of Charity-Leavenworth
$ 1,000,000     5.500%, 12/01/08 MBIA Insured ..........................        Aaa/AAA       $   1,036,090
  1,500,000     5.250%, 12/01/10 MBIA Insured ..........................        Aaa/AAA           1,549,545
                Colorado Health Facility Authority Sisters of
                  Charity-Health Care
  1,000,000     6.250%, 05/15/09 AMBAC Insured, ETM ....................        Aaa/AAA           1,061,250
                Park Hospital District Larimer County, Colorado
                  Limited Tax Revenue
  1,010,000     4.500%, 01/01/21 Assured Guaranty Insured ..............        Aa1/AAA             999,395
                University Colorado Hospital Authority
                  Hospital Revenue
  1,475,000     5.500%, 11/15/07 AMBAC Insured .........................         Aaa/NR           1,505,651
                                                                                              -------------
                Total Hospitals                                                                   7,187,981
                                                                                              -------------

                HOUSING (1.3%)
                Colorado Housing & Finance Authority
    300,000     5.000%, 08/01/13 Series 2001 ...........................         A1/A+              301,512
    580,000     6.050%, 10/01/16 Series 1999A3 .........................        Aa2/AA+             597,354
     15,000     6.125%, 11/01/23 Series 1998D3 .........................         Aa2/NR              15,533
                Colorado Housing & Finance Authority
                  Multi-Family/Project Bonds
  1,575,000     4.250%, 10/01/17 Class II 2004 Series ..................       A-3 Aa2/AA         1,565,597
                Colorado Housing & Finance Authority, Single
                  Family Mortgage
     45,000     5.625%, 06/01/10 Series 1995D ..........................         Aa2/NR              45,141
     35,000     5.750%, 11/01/10 Series 1996A ..........................         Aa2/A+              35,022
                Colorado Housing & Finance Authority, Single
                  Family Mortgage 2000C3
     55,000     5.700%, 10/01/22 .......................................         Aa2/AA              55,195
                Colorado Housing Finance Authority, Single Family
                  Mortgage Subordinated 2000D
    145,000     5.400%, 10/01/12 .......................................         A1/A+              145,687

                                                                                RATING
 PRINCIPAL                                                                      MOODY'S/
  AMOUNT        REVENUE BONDS (CONTINUED)                                         S&P             VALUE
-----------     --------------------------------------------------------       ---------      -------------
                HOUSING (CONTINUED)
                Denver, Colorado Single Family Mortgage Revenue
$   100,000     5.000%, 11/01/15 GNMA Insured ..........................         NR/AAA       $     101,136
                                                                                              -------------
                Total Housing                                                                     2,862,177
                                                                                              -------------

                LEASE (10.1%)
                Arapahoe County, Colorado COP Refunding
  1,000,000     4.250%, 02/15/19 AMBAC Insured .........................        Aaa/AAA             977,040
                Aurora, Colorado COP
  2,105,000     5.250%, 12/01/13 AMBAC Insured .........................        Aaa/AAA           2,217,996
                Broomfield, Colorado COP
  2,500,000     5.100%, 12/01/12 AMBAC Insured .........................         Aaa/NR           2,613,000
                Denver, Colorado City and County COP Roslyn Fire
  1,835,000     5.000%, 12/01/15 .......................................         Aa2/AA           1,907,923
                El Paso County, Colorado COP
  1,100,000     5.250%, 12/01/09 MBIA Insured ..........................        Aaa/AAA           1,146,497
                El Paso County, Colorado COP Judicial Building
  1,760,000     5.000%, 12/01/16 AMBAC Insured .........................        Aaa/AAA           1,828,253
                El Paso County, Colorado COP Pikes Peak Regional
                  Development Authority
  1,925,000     5.000%, 12/01/18 AMBAC Insured .........................        Aaa/AAA           2,003,386
                Fort Collins, Colorado Lease COP Series A
  3,020,000     4.750%, 06/01/18 AMBAC Insured .........................         Aaa/NR           3,099,939
                Fremont County, Colorado COP Refunding and
                  Improvement Series A
  2,075,000     5.000%, 12/15/18 MBIA Insured ..........................        Aaa/AAA           2,159,909
                Golden, Colorado COP
  1,575,000     4.375%, 12/01/20 FGIC Insured ..........................        Aaa/AAA           1,549,312
                Lakewood, Colorado COP
  1,440,000     5.200%, 12/01/13 AMBAC Insured .........................        Aaa/AAA           1,514,405
                Northern Colorado Water Conservancy District COP
  1,000,000     5.000%, 10/01/15 MBIA Insured ..........................        Aaa/AAA           1,043,990
                Westminster, Colorado COP
  1,055,000     5.350%, 09/01/11 MBIA Insured ..........................        Aaa/AAA           1,110,535
                                                                                              -------------
                Total Lease                                                                      23,172,185
                                                                                              -------------

                                                                                RATING
 PRINCIPAL                                                                      MOODY'S/
  AMOUNT        REVENUE BONDS (CONTINUED)                                         S&P             VALUE
-----------     --------------------------------------------------------       ---------      -------------
                SALES TAX (14.6%)
                Boulder, Colorado
$ 1,045,000     5.250%, 08/15/10 AMBAC Insured .........................        Aaa/AAA       $   1,086,497
                Boulder, Colorado Open Space Acquisition
  1,250,000     5.500%, 08/15/12 .......................................        Aa1/AA+           1,322,762
                Boulder, Colorado Open Space Capital Improvement
  3,065,000     5.000%, 07/15/16 MBIA Insured ..........................        Aaa/AAA           3,202,588
  1,630,000     5.000%, 07/15/17 MBIA Insured ..........................        Aaa/AAA           1,698,753
                Boulder, Colorado Sales & Use Tax Open Space
                  Series A
  1,000,000     5.450%, 12/15/12 FGIC Insured ..........................        Aaa/AAA           1,058,530
                City & County of Denver, Colorado Excise
                  Tax Revenue
  2,000,000     5.375%, 09/01/10 FSA Insured ...........................        Aaa/AAA           2,088,420
                Colorado Springs, Colorado Sales & Use Tax
                  Revenue Service Sales
  1,320,000     5.000%, 12/01/12 .......................................         A1/AA            1,363,256
                Denver, Colorado City & County Excise Tax Revenue
  1,000,000     5.000%, 09/01/11 FSA Insured ...........................        Aaa/AAA           1,044,180
  2,260,000     5.000%, 09/01/12 FSA Insured ...........................        Aaa/AAA           2,359,847
                Douglas County, Colorado Sales & Use Tax Open
                  Space Revenue
  1,780,000     5.500%, 10/15/12 FSA Insured ...........................        Aaa/AAA           1,888,883
                Golden, Colorado Sales & Use Tax
  1,265,000     5.000%, 12/01/12 AMBAC Insured .........................        Aaa/AAA           1,324,619
                Greeley, Colorado Sales & Use Tax Revenue
  1,445,000     4.250%, 10/01/18 MBIA Insured ..........................        Aaa/AAA           1,431,316
  1,435,000     4.000%, 10/01/19 MBIA Insured ..........................        Aaa/AAA           1,365,503
                Jefferson County, Colorado Open Space Sales Tax
  1,245,000     5.000%, 11/01/11 FGIC Insured ..........................        Aaa/AAA           1,287,579
  1,600,000     5.000%, 11/01/13 AMBAC Insured .........................        Aaa/AAA           1,668,112
  1,080,000     5.000%, 11/01/14 AMBAC Insured .........................        Aaa/AAA           1,122,833
  1,695,000     4.000%, 11/01/18 AMBAC Insured .........................        Aaa/AAA           1,624,217
                Lakewood, Colorado Sales & Use Tax Revenue
  1,040,000     5.250%, 12/01/09 .......................................         NR/AA            1,082,952
                Larimer County, Colorado Sales Tax Revenue Bond
  1,000,000     5.500%, 12/15/12 AMBAC Insured .........................        Aaa/AAA           1,063,390

                                                                                RATING
 PRINCIPAL                                                                      MOODY'S/
  AMOUNT        REVENUE BONDS (CONTINUED)                                         S&P             VALUE
-----------     --------------------------------------------------------       ---------      -------------
                SALES TAX (CONTINUED)
                Longmont, Colorado Sales & Use Tax
$ 1,875,000     5.500%, 11/15/14 .......................................         NR/AA        $   1,993,313
                Thornton, Colorado Sales Tax
  1,000,000     5.000%, 09/01/14 FSA Insured ...........................        Aaa/AAA           1,038,550
                Westminster, Colorado Sales Tax Revenue
  1,175,000     5.500%, 12/01/07 FGIC Insured ..........................        Aaa/AAA           1,201,825
                                                                                              -------------
                Total Sales Tax                                                                  33,317,925
                                                                                              -------------

                TRANSPORTATION (4.2%)
                Colorado Department of Transportation-Tax
                  Revenue Anticipation Note
  1,000,000     6.000%, 06/15/13 AMBAC Insured Pre-Refunded ............        Aaa/AAA           1,079,930
                Northwest Parkway, Colorado Public Highway
                  Authority Series A
  2,515,000     5.150%, 06/15/14 AMBAC Insured .........................        Aaa/AAA           2,655,966
                Regional Transportation District, Colorado COP
  1,190,000     5.000%, 06/01/15 AMBAC Insured .........................        Aaa/AAA           1,243,062
  1,510,000     4.850%, 06/01/18 AMBAC Insured .........................        Aaa/AAA           1,548,867
                Regional Transportation District, Colorado Sales
                  Tax Revenue
  2,000,000     5.000%, 11/01/13 FGIC Insured ..........................        Aaa/AAA           2,085,140
  1,000,000     5.000%, 11/01/16 FGIC Insured Pre-Refunded .............        Aaa/AAA           1,051,340
                                                                                              -------------
                Total Transportation                                                              9,664,305
                                                                                              -------------

                WATER & SEWER (14.2%)
                Boulder, Colorado Water & Sewer Revenue
  1,000,000     5.400%, 12/01/14 .......................................        Aa2/AA+           1,057,620
                Boulder, Colorado Water & Sewer Revenue Series C
  2,420,000     4.500%, 12/01/18 .......................................        Aa2/AA+           2,434,665
                Broomfield, Colorado Sewer and Waste Water Revenue
  1,985,000     5.000%, 12/01/15 AMBAC Insured .........................         Aaa/NR           2,080,081
  1,000,000     5.000%, 12/01/16 AMBAC Insured .........................         Aaa/NR           1,044,470
                Broomfield, Colorado Water Activity Enterprise
  1,500,000     5.300%, 12/01/12 MBIA Insured ..........................         Aaa/NR           1,594,920
  1,730,000     5.250%, 12/01/13 MBIA Insured ..........................         Aaa/NR           1,827,382
                Colorado Clean Water Revenue
    830,000     5.375%, 09/01/10 Pre-Refunded ..........................        Aaa/AAA             857,083
    170,000     5.375%, 09/01/10 .......................................        Aaa/AAA             175,227

                                                                                RATING
 PRINCIPAL                                                                      MOODY'S/
  AMOUNT        REVENUE BONDS (CONTINUED)                                         S&P             VALUE
-----------     --------------------------------------------------------       ---------      -------------
                WATER & SEWER (CONTINUED)
                Colorado Metro Wastewater Reclamation District
$ 1,270,000     5.250%, 04/01/09 .......................................         Aa2/AA       $   1,298,867
                Colorado Water Resource & Power
                  Development Authority
    215,000     6.000%, 09/01/06 .......................................        Aaa/AAA             215,342
  1,000,000     5.550%, 11/01/13 FGIC Insured ..........................        Aaa/AAA           1,062,090
  2,675,000     5.000%, 09/01/16 MBIA Insured ..........................        Aaa/AAA           2,811,880
  1,855,000     5.000%, 09/01/17 MBIA Insured ..........................        Aaa/AAA           1,943,409
  1,595,000     4.000%, 09/01/19 .......................................        Aaa/AAA           1,504,835
                Colorado Water Resource & Power Development
                  Authority Clean Water Revenue Series A
  1,375,000     5.000%, 09/01/12 Pre-Refunded ..........................        Aaa/AAA           1,441,646
    260,000     5.000%, 09/01/12 .......................................        Aaa/AAA             272,480
                Colorado Water Resource & Power Development
                  Authority Clean Water Revenue Series B
    820,000     5.500%, 09/01/09 Pre-Refunded ..........................        Aaa/AAA             848,856
    180,000     5.500%, 09/01/09 .......................................        Aaa/AAA             186,145
                Denver, Colorado City and County
                  Wastewater Revenue
  1,560,000     5.000%, 11/01/15 FGIC Insured ..........................        Aaa/AAA           1,629,436
                Left Hand, Colorado Water District, Series 1996
  1,000,000     5.750%, 11/15/08 MBIA Insured Pre-Refunded .............        Aaa/AAA           1,007,140
                Northglenn, Colorado Water & Sewer
  1,010,000     5.750%, 12/01/06 FSA Insured ...........................        Aaa/AAA           1,017,929
                Pueblo, Colorado Board Water Works
  1,000,000     5.500%, 11/01/10 FSA Insured ...........................        Aaa/AAA           1,062,980
                Thornton, Colorado Refunding
  2,000,000     5.600%, 12/01/06 FSA Insured ...........................        Aaa/AAA           2,014,520
                Thornton, Colorado Water Enterprise Revenue
  1,445,000     4.500%, 12/01/18 MBIA Insured ..........................        Aaa/AAA           1,460,071
                Ute, Colorado Water Conservancy District
  1,570,000     5.500%, 06/15/12 MBIA Insured ..........................        Aaa/AAA           1,659,160
                                                                                              -------------
                Total Water & Sewer                                                              32,508,234
                                                                                              -------------

                MISCELLANEOUS REVENUE (2.8%)
                Denver, Colorado City & County Helen Bonfils Project
  2,275,000     5.875%, 12/01/09 .......................................          NR/A+           2,336,289

                                                                                RATING
 PRINCIPAL                                                                      MOODY'S/
  AMOUNT        REVENUE BONDS (CONTINUED)                                         S&P             VALUE
-----------     --------------------------------------------------------       ---------      -------------
                MISCELLANEOUS REVENUE (CONTINUED)
                South Suburban, Colorado Park & Recreational District
$   685,000     6.000%, 11/01/07 .......................................        Baa2/NR       $     694,111
                Thornton, Colorado Development Authority
  1,230,000     5.750%, 12/01/06 MBIA Insured ..........................        Aaa/AAA           1,239,705
                Thornton, Colorado Development Authority Tax
                  Increment North Washington Street Urban
                  Renewal Project
  1,040,000     4.500%, 12/01/18 MBIA Insured ..........................        Aaa/AAA           1,050,847
                Westminster, Colorado Golf Course Activity
  1,000,000     5.400%, 12/01/13 Radian Group, Inc. Insured ............         NR/AA            1,034,070
                                                                                              -------------
                Total Miscellaneous Revenue                                                       6,355,022
                                                                                              -------------
                Total Revenue Bonds                                                             145,002,044
                                                                                              -------------
                Total Investments (cost $223,779,249*) .................         99.4%          227,421,258
                Other assets less liabilities ..........................          0.6             1,469,829
                                                                               ---------      -------------
                Net Assets .............................................        100.0%        $ 228,891,087
                                                                               =========      =============

                                                                               PERCENT OF
                PORTFOLIO DISTRIBUTION BY QUALITY RATING (UNAUDITED)           PORTFOLIO
                --------------------------------------------------------       ---------
                Aaa of Moody's or AAA of S&P ...........................         82.1%
                Aa of Moody's or AA of S&P .............................         16.4
                A of Moody's or S&P ....................................          1.2
                Baa of Moody's or BBB of S&P ...........................          0.3
                                                                               ---------
                                                                                100.0%
                                                                               =========

                * See note 4.

                            PORTFOLIO ABBREVIATIONS:
--------------------------------------------------------------------------------
AMBAC - American Municipal Bond Assurance Corp.
COP   - Certificates of Participation
ETM   - Escrowed to Maturity
FGIC  - Financial Guaranty Insurance Co.
FSA   - Financial Security Assurance
GNMA  - Government National Mortgage Association
MBIA  - Municipal Bond Investors Assurance
NR    - Not Rated
UCAR  - University Corporation for Atmospheric Research
XLCA  - XL Capital Assurance

                 See accompanying notes to financial statements.

                            TAX-FREE FUND OF COLORADO
                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2006 (UNAUDITED)

ASSETS

  Investments at value (cost $223,779,249) ..........................................    $ 227,421,258
  Receivable for investment securities sold .........................................        3,294,436
  Interest receivable ...............................................................        1,697,752
  Receivable for Fund shares sold ...................................................           26,724
  Other assets ......................................................................           22,545
                                                                                         -------------
  Total assets ......................................................................      232,462,715
                                                                                         -------------

LIABILITIES

  Cash overdraft ....................................................................        2,954,056
  Dividends payable .................................................................          214,719
  Payable for Fund shares redeemed ..................................................          199,819
  Management fee payable ............................................................          101,886
  Distribution and service fees payable .............................................           38,922
  Accrued expenses ..................................................................           62,226
                                                                                         -------------
  Total liabilities .................................................................        3,571,628
                                                                                         -------------
NET ASSETS ..........................................................................    $ 228,891,087
                                                                                         =============
  Net Assets consist of:
  Capital Stock - Authorized an unlimited number of shares, par value $0.01 per share    $     224,486
  Additional paid-in capital ........................................................      225,620,884
  Net unrealized appreciation on investments (note 4) ...............................        3,642,009
  Net realized loss on investments ..................................................         (304,630)
  Overdistributed net investment income .............................................         (291,662)
                                                                                         -------------
                                                                                         $ 228,891,087
                                                                                         =============

CLASS A
  Net Assets ........................................................................    $ 204,416,618
                                                                                         =============
  Capital shares outstanding ........................................................       20,048,493
                                                                                         =============
  Net asset value and redemption price per share ....................................    $       10.20
                                                                                         =============
  Offering price per share (100/96 of $10.20 adjusted to nearest cent) ..............    $       10.63
                                                                                         =============

CLASS C
  Net Assets ........................................................................    $  11,924,387
                                                                                         =============
  Capital shares outstanding ........................................................        1,171,820
                                                                                         =============
  Net asset value and offering price per share ......................................    $       10.18
                                                                                         =============
  Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
    during the first 12 months after purchase) ......................................    $       10.18*
                                                                                         =============

CLASS Y
  Net Assets ........................................................................    $  12,550,082
                                                                                         =============
  Capital shares outstanding ........................................................        1,228,257
                                                                                         =============
  Net asset value, offering and redemption price per share ..........................    $       10.22
                                                                                         =============

                 See accompanying notes to financial statements.

                            TAX-FREE FUND OF COLORADO
                             STATEMENT OF OPERATIONS
                   SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)

INVESTMENT INCOME:

      Interest income ......................................                        $    5,480,078

Expenses:

      Management fee (note 3) ..............................    $      600,616
      Distribution and service fees (note 3) ...............           116,104
      Transfer and shareholder servicing agent fees ........            96,949
      Trustees' fees and expenses (note 8) .................            68,596
      Legal fees (note 3) ..................................            35,978
      Shareholders' reports and proxy statements ...........            31,873
      Custodian fees .......................................            20,424
      Registration fees and dues ...........................            11,063
      Auditing and tax fees ................................             9,472
      Insurance ............................................             8,067
      Chief compliance officer (note 3) ....................             2,278
      Miscellaneous ........................................            22,792
                                                                --------------
      Total expenses .......................................         1,024,212

      Expenses paid indirectly (note 6) ....................            (8,903)
                                                                --------------
      Net expenses .........................................                             1,015,309
                                                                                    --------------
      Net investment income ................................                             4,464,769

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

      Net realized gain (loss) from securities transactions            (59,291)
      Change in unrealized appreciation on investments .....        (4,864,003)
                                                                --------------

      Net realized and unrealized gain (loss) on investments                            (4,923,294)
                                                                                    --------------
      Net change in net assets resulting from operations ...                        $     (458,525)
                                                                                    ==============

                 See accompanying notes to financial statements.

                            TAX-FREE FUND OF COLORADO
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                             Six Months Ended
                                                               June 30, 2006          Year Ended
                                                                (unaudited)        December 31, 2005
                                                             ----------------      -----------------
OPERATIONS:
  Net investment income ...................................    $   4,464,769         $   9,287,999
  Net realized gain (loss) from securities transactions ...          (59,291)              114,717
  Change in unrealized appreciation on investments ........       (4,864,003)           (5,760,022)
                                                               -------------         -------------
    Change in net assets from operations ..................         (458,525)            3,642,694
                                                               -------------         -------------

DISTRIBUTIONS TO SHAREHOLDERS (note 10):
  Class A Shares:
  Net investment income ...................................       (4,302,434)           (8,882,147)

  Class C Shares:
  Net investment income ...................................         (192,941)             (433,040)

  Class Y Shares:
  Net investment income ...................................         (285,145)             (625,839)
                                                               -------------         -------------
    Change in net assets from distributions ...............       (4,780,520)           (9,941,026)
                                                               -------------         -------------

CAPITAL SHARE TRANSACTIONS (note 7):
  Proceeds from shares sold ...............................        8,482,376            21,108,886
  Reinvested dividends and distributions ..................        2,709,502             5,684,989
  Cost of shares redeemed .................................      (22,846,756)          (31,598,529)
                                                               -------------         -------------
  Change in net assets from capital share transactions ....      (11,654,878)           (4,804,654)
                                                               -------------         -------------
    Change in net assets ..................................      (16,893,923)          (11,102,986)

NET ASSETS:
  Beginning of period .....................................      245,785,010           256,887,996
                                                               -------------         -------------
  End of period* ..........................................    $ 228,891,087         $ 245,785,010
                                                               =============         =============

  * Includes (overdistributed) undistributed net investment
    income of: ............................................    $    (291,662)        $      24,089
                                                               =============         =============

                 See accompanying notes to financial statements.

                            TAX-FREE FUND OF COLORADO
                          NOTES TO FINANCIAL STATEMENTS
                            JUNE 30, 2006 (UNAUDITED)

1. ORGANIZATION

      Tax-Free Fund of Colorado (the "Fund"), a non-diversified, open-end investment company, was organized in February, 1987 as a Massachusetts business trust and commenced operations on May 21, 1987. The Fund is authorized to issue an unlimited number of shares and, since its inception to April 30, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares, together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On April 30, 1998, the Fund established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. Class I Shares are sold at net asset value without any sales charge, redemption fees, or contingent deferred sales charge. Class I Shares carry a distribution and service fee. As of the report date no Class I Shares were outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued at fair value each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If market quotations or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of

      Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

c) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) MULTIPLE CLASS ALLOCATIONS: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

f) RECLASSIFICATION OF CAPITAL ACCOUNTS: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. On December 31, 2005 the Fund increased undistributed net investment income by $658,171, increased accumulated net realized gain on investments by $146 and decreased additional paid-in capital by $658,317 due primarily to differing book/tax treatment of distributions and bond amortization.

3. FEES AND RELATED PARTY TRANSACTIONS

a) MANAGEMENT ARRANGEMENTS:

      Aquila Investment Management LLC (the "Manager"), a wholly-owned subsidiary of Aquila Management Corporation, the Fund's founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. The portfolio management of the

Fund has been delegated to a Sub-Adviser as described below. Under the Advisory and Administration Agreement, the Manager provides all administrative services to the Fund, other than those relating to the day-to-day portfolio management. The Manager's services include providing the office of the Fund and all related services as well as overseeing the activities of the Sub-Adviser and managing relationships with all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Fund's accounting books and records. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.50 of 1% on the Fund's average net assets.

      Kirkpatrick Pettis Capital Management, Inc. (the "Sub-Adviser"), a wholly-owned subsidiary of the Davidson Companies, serves as the Investment Sub-Adviser for the Fund under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Fund, the investment program of the Fund and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Fund's portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.20 of 1% on the Fund's average net assets.

      Under a Compliance Agreement with the Manager, the Manager is compensated for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940.

      Specific details as to the effect of the Fund's payments under its Distribution Plan, as described below, on the above management fees and as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Fund's Prospectus and Statement of Additional Information.

b) DISTRIBUTION AND SERVICE FEES:

      The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. (the "Distributor"), including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund currently makes payment of this distribution fee at the annual rate of 0.05 of 1% of the Fund's average net assets represented by Class A Shares. The Board of Trustees and shareholders approved an amendment to the Fund's Distribution Plan applicable to Class A Shares which permits the Fund to make service fee payments at the rate of up to 0.15 of 1% on the entire net assets represented by Class A Shares. For the six months ended June 30, 2006, distribution fees on Class A Shares amounted to $53,430 of which the Distributor retained $1,736.

      Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's average net assets represented by Class C Shares and for the six months ended June 30, 2006, amounted to $47,006. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25 of 1% of the Fund's average net assets represented by Class C Shares and for the six months ended June 30, 2006 amounted to $15,668. The total of these payments with respect to Class C Shares amounted to $62,674 of which the Distributor retained $14,147.

      Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.

      Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Fund's shares are sold primarily through the facilities of these dealers having offices within Colorado, with the bulk of sales commissions inuring to such dealers. For the six months ended June 30, 2006, total commissions on sales of Class A Shares amounted to $137,789 of which the Distributor received $25,436.

c) OTHER RELATED PARTY TRANSACTIONS:

      For the six months ended June 30, 2006, the Fund incurred $34,740 of legal fees allocable to Hollyer Brady Barrett & Hines LLP, counsel to the Fund, for legal services in conjunction with the Fund's ongoing operations. The Secretary of the Fund is a Partner at that firm.

4. PURCHASES AND SALES OF SECURITIES

      During the six months ended June 30, 2006, purchases of securities and proceeds from the sales of securities aggregated $9,528,419 and $19,942,323, respectively.

      At June 30, 2006, the aggregate tax cost for all securities was $223,752,469. At June 30, 2006 the aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $4,792,798 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $1,124,009 for a net unrealized appreciation of $3,668,789.

5. PORTFOLIO ORIENTATION

      Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Colorado, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Colorado and whatever effects these may have upon Colorado issuers' ability to meet their obligations.

6. EXPENSES

      The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Fund to invest, to the extent practicable, its cash balances in income-producing assets rather than leave cash uninvested.

7. CAPITAL SHARE TRANSACTIONS

      Transactions in Capital Shares of the Fund were as follows:

                                           Six Months Ended
                                             June 30, 2006                      Year Ended
                                              (unaudited)                    December 31, 2005
                                     -----------------------------     -----------------------------
                                        SHARES           AMOUNT           SHARES           AMOUNT
CLASS A SHARES:
  Proceeds from shares sold .....         643,872     $  6,649,430        1,666,823     $ 17,582,759
  Reinvested distributions ......         246,601        2,546,948          489,086        5,154,342
  Cost of shares redeemed .......      (1,769,403)     (18,224,562)      (2,390,628)     (25,145,318)
                                     ------------     ------------     ------------     ------------
    Net change ..................        (878,930)      (9,028,184)        (234,719)      (2,408,217)
                                     ------------     ------------     ------------     ------------
CLASS C SHARES:
  Proceeds from shares sold .....          83,576          860,071          150,827        1,588,430
  Reinvested distributions ......           9,376           96,661           21,343          224,529
  Cost of shares redeemed .......        (171,163)      (1,765,190)        (348,748)      (3,664,214)
                                     ------------     ------------     ------------     ------------
    Net change ..................         (78,211)        (808,458)        (176,578)      (1,851,255)
                                     ------------     ------------     ------------     ------------
CLASS Y SHARES:
  Proceeds from shares sold .....          93,951          972,875          182,878        1,937,697
  Reinvested distributions ......           6,389           65,893           28,938          306,118
  Cost of shares redeemed .......        (276,787)      (2,857,004)        (265,014)      (2,788,997)
                                     ------------     ------------     ------------     ------------
    Net change ..................        (176,447)      (1,818,236)         (53,198)        (545,182)
                                     ------------     ------------     ------------     ------------
Total transactions in Fund shares      (1,133,588)    $(11,654,878)        (464,495)    $ (4,804,654)
                                     ============     ============     ============     ============

8. TRUSTEES' FEES AND EXPENSES

      At June 30, 2006 there were 7 Trustees, one of which is affiliated with the Manager and is not paid any fees. The total amount of Trustees' service and attendance fees paid during the 6 months ended June 30, 2006 was $51,110, to cover carrying out their responsibilities and attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting. When additional or special meetings are held, the meeting fees are paid to those Trustees in attendance. Trustees are reimbursed for their expenses such as travel, accommodations and meals incurred in connection with attendance at Board Meetings and the Annual Meeting of Shareholders. For the six months ended June 30, 2006, such meeting-related expenses amounted to $17,486.

9. SECURITIES TRADED ON A WHEN-ISSUED BASIS

      The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the amount of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. INCOME TAX INFORMATION AND DISTRIBUTIONS

      The Fund declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable.

      The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Colorado income taxes. However, due to the distribution levels maintained by the Fund and the differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund's net investment income, and/or net realized securities gains. At December 31, 2005, the Fund had a capital loss carryover of $245,339 which expires on December 31, 2012. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. To the extent that this loss carryover is used to offset future realized capital gains, it is probable the gains so offset will not be distributed.

      The tax character of distributions:

                                 Year Ended December 31,
                                   2005           2004
                               -----------    -----------
      Net tax-exempt income    $ 9,394,426    $ 9,625,055
      Ordinary income              546,600        682,897
                               -----------    -----------
                               $ 9,941,026    $10,307,952
                               ===========    ===========

      As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

      Unrealized appreciation         $ 8,530,102
      Accumulated net realized loss      (245,339)
                                      -----------
                                      $ 8,284,763
                                      ===========

      The difference between book basis and tax basis unrealized appreciation is attributable primarily to premium/discount adjustments.

                            TAX-FREE FUND OF COLORADO
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                            Class A
                                                -----------------------------------------------------------------------------------
                                                Six Months
                                                  Ended                               Year Ended December 31,
                                                  6/30/06        ------------------------------------------------------------------
                                                (unaudited)        2005          2004           2003           2002          2001
                                                -----------      --------      --------       --------       --------      --------
Net asset value, beginning of period .........   $  10.42        $  10.68      $  10.84       $  10.82       $  10.32      $  10.31
                                                 --------        --------      --------       --------       --------      --------
Income (loss) from investment operations:
  Net investment income+ .....................       0.20            0.39          0.40           0.41           0.43          0.45
  Net gain (loss) on securities (both realized
    and unrealized) ..........................      (0.21)          (0.23)        (0.13)          0.05           0.52          0.02
                                                 --------        --------      --------       --------       --------      --------
  Total from investment operations ...........      (0.01)           0.16          0.27           0.46           0.95          0.47
                                                 --------        --------      --------       --------       --------      --------
Less distributions (note 10):
  Dividends from net investment income .......      (0.21)          (0.42)        (0.43)         (0.44)         (0.45)        (0.46)
  Distributions from capital gains ...........         --              --            --             --             --            --
                                                 --------        --------      --------       --------       --------      --------
  Total distributions ........................      (0.21)          (0.42)        (0.43)         (0.44)         (0.45)        (0.46)
                                                 --------        --------      --------       --------       --------      --------
Net asset value, end of period ...............   $  10.20        $  10.42      $  10.68       $  10.84       $  10.82      $  10.32
                                                 ========        ========      ========       ========       ========      ========
Total return (not reflecting sales charge) ...      (0.14)%*         1.53%         2.57%          4.32%          9.36%         4.64%

Ratios/supplemental data
  Net assets, end of period (in thousands) ...   $204,417        $218,111      $226,070       $233,109       $215,195      $187,022
  Ratio of expenses to average net assets ....       0.81%**         0.79%         0.75%          0.74%          0.75%         0.76%
  Ratio of net investment income to average
    net assets ...............................       3.76%**         3.73%         3.76%          3.81%          4.05%         4.27%
  Portfolio turnover rate ....................       4.03%*         10.57%        12.55           6.16%          6.95%        14.56%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets ....       0.80%**         0.79%         0.74%          0.74%          0.74%         0.75%

----------
+     Per share amounts have been  calculated  using the monthly  average shares method.
*     Not annualized.
**    Annualized.

                 See accompanying notes to financial statements.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                           Class C
                                             ---------------------------------------------------------------------------------
                                              Six Months
                                                Ended                             Year Ended December 31,
                                               6/30/06        ----------------------------------------------------------------
                                             (unaudited)         2005          2004          2003          2002         2001
                                             -----------      ---------     ---------     ---------     ---------    ---------
Net asset value, beginning of period .....    $   10.40       $   10.66     $   10.82     $   10.80     $   10.30    $   10.29
                                              ---------       ---------     ---------     ---------     ---------    ---------
Income (loss) from investment operations:
  Net investment income+ .................         0.15            0.29          0.30          0.31          0.31         0.34
  Net gain (loss) on securities (both
    realized and unrealized) .............        (0.21)          (0.23)        (0.13)         0.04          0.53         0.03
                                              ---------       ---------     ---------     ---------     ---------    ---------
  Total from investment operations .......        (0.06)           0.06          0.17          0.35          0.84         0.37
                                              ---------       ---------     ---------     ---------     ---------    ---------
Less distributions (note 10):
  Dividends from net investment income ...        (0.16)          (0.32)        (0.33)        (0.33)        (0.34)       (0.36)
  Distributions from capital gains .......           --              --            --            --            --           --
                                              ---------       ---------     ---------     ---------     ---------    ---------
  Total distributions ....................        (0.16)          (0.32)        (0.33)        (0.33)        (0.34)       (0.36)
                                              ---------       ---------     ---------     ---------     ---------    ---------
Net asset value, end of period ...........    $   10.18       $   10.40     $   10.66     $   10.82     $   10.80    $   10.30
                                              =========       =========     =========     =========     =========    =========

Total return (not reflecting sales charge)        (0.61)%*         0.57%         1.60%         3.33%         8.32%        3.64%

Ratios/supplemental data
  Net assets, end of period (in thousands)    $  11,924       $  13,003     $  15,210     $  15,820     $   9,109    $   1,909
  Ratio of expenses to average net assets          1.76%**         1.74%         1.70%         1.69%         1.68%        1.69%
  Ratio of net investment income to
    average net assets ...................         2.81%**         2.78%         2.81%         2.83%         2.99%        3.25%
  Portfolio turnover rate ................         4.03%*         10.57%        12.55%         6.16%         6.95%       14.56%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets          1.75%**         1.74%         1.69%         1.68%         1.67%        1.68%

                                                                                           Class Y
                                             ---------------------------------------------------------------------------------
                                              Six Months
                                                Ended                             Year Ended December 31,
                                               6/30/06        ----------------------------------------------------------------
                                             (unaudited)         2005          2004          2003          2002         2001
                                             -----------      ---------     ---------     ---------     ---------    ---------
Net asset value, beginning of period .....    $   10.44       $   10.71     $   10.86     $   10.84     $   10.33    $   10.33
                                              ---------       ---------     ---------     ---------     ---------    ---------
Income (loss) from investment operations:
  Net investment income+ .................         0.20            0.40          0.41          0.42          0.44         0.45
  Net gain (loss) on securities (both
    realized and unrealized) .............        (0.21)          (0.24)        (0.12)         0.04          0.52         0.02
                                              ---------       ---------     ---------     ---------     ---------    ---------
  Total from investment operations .......        (0.01)           0.16          0.29          0.46          0.96         0.47
                                              ---------       ---------     ---------     ---------     ---------    ---------
Less distributions (note 10):
  Dividends from net investment income ...        (0.21)          (0.43)        (0.44)        (0.44)        (0.45)       (0.47)
  Distributions from capital gains .......           --              --            --            --            --           --
                                              ---------       ---------     ---------     ---------     ---------    ---------
  Total distributions ....................        (0.21)          (0.43)        (0.44)        (0.44)        (0.45)       (0.47)
                                              ---------       ---------     ---------     ---------     ---------    ---------
Net asset value, end of period ...........    $   10.22       $   10.44     $   10.71     $   10.86     $   10.84    $   10.33
                                              =========       =========     =========     =========     =========    =========

Total return (not reflecting sales charge)        (0.11)%*         1.49%         2.73%         4.37%         9.50%        4.59%

Ratios/supplemental data
  Net assets, end of period (in thousands)    $  12,550       $  14,671     $  15,608     $  13,760     $   7,482    $   4,312
  Ratio of expenses to average net assets          0.76%**         0.74%         0.69%         0.69%         0.71%
  Ratio of net investment income to
    average net assets ...................         3.81%**         3.77%         3.81%         3.85%         4.07%        4.32%
  Portfolio turnover rate ................         4.03%*         10.57%        12.55%         6.16%         6.95%       14.56%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets          0.75%**         0.74%         0.69%         0.69%         0.69%        0.70%

----------
+     Per share amounts have been  calculated  using the monthly  average shares method.
*     Not annualized.
**    Annualized.

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------

ANALYSIS OF EXPENSES (UNAUDITED)

      As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges ("CDSC") with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The table below is based on an investment of $1,000 invested on January 1, 2006 and held for the six months ended June 30, 2006.

ACTUAL EXPENSES

      This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

FOR THE SIX MONTHS ENDED JUNE 30, 2006

                        ACTUAL
                     TOTAL RETURN       BEGINNING       ENDING      EXPENSES
                       WITHOUT           ACCOUNT        ACCOUNT    PAID DURING
                    SALES CHARGES(1)      VALUE          VALUE     THE PERIOD(2)
--------------------------------------------------------------------------------
Class A                 (0.14)%         $1,000.00       $998.60       $4.01
--------------------------------------------------------------------------------
Class C                 (0.61)%         $1,000.00       $993.90       $8.75
--------------------------------------------------------------------------------
Class Y                 (0.11)%         $1,000.00       $998.90       $3.76
--------------------------------------------------------------------------------

(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE AND DOES NOT REFLECT THE DEDUCTION OF THE APPLICABLE SALES CHARGES WITH RESPECT T CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES ("CDSC") WITH RESPECT TO CLASS C SHARES. TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

(2) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.80%, 1.75% AND 0.75% FOR THE FUND'S CLASS A, C AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

      Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of contingent deferred sales charges ("CDSC") with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

FOR THE SIX MONTHS ENDED JUNE 30, 2006

                    Hypothetical
                     Annualized       Beginning        Ending       Expenses
                        Total          Account         Account     Paid During
                       Return           Value           Value      the Period(1)
--------------------------------------------------------------------------------
Class A                 5.00%         $1,000.00       $1,021.06       $4.05
--------------------------------------------------------------------------------
Class C                 5.00%         $1,000.00       $1,016.29       $8.85
--------------------------------------------------------------------------------
Class Y                 5.00%         $1,000.00       $1,021.31       $3.80
--------------------------------------------------------------------------------

(1) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.80%, 1.75% AND 0.75% FOR THE FUND'S CLASS A, C AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

ADDITIONAL INFORMATION (UNAUDITED)

RENEWAL OF THE ADVISORY AND ADMINISTRATION AGREEMENT AND THE SUB-ADVISORY AGREEMENT

      Renewal until April 30, 2007 of the Advisory and Administration Agreement (the "Advisory Agreement") between the Fund and the Manager and the Sub-Advisory Agreement (the "Sub-Advisory Agreement") between the Manager and Kirkpatrick Pettis Capital Management, Inc. (the "Sub-Adviser") was approved by the Board of Trustees and the independent Trustees in March, 2006. At a meeting called and held for that purpose at which a majority of the independent Trustees were present in person, the following materials were considered:

      o     Copies of the agreements to be renewed;

      o     A term sheet describing the material terms of the agreements;

      o     The Annual Report of the Fund for the year ended December 31, 2005;

      o A report of the Manager containing data about the performance of the Fund, data about its fees, expenses and purchases and redemptions together with comparisons of such data with similar data about other comparable funds, as well as data as to the profitability of the Manager and the Sub-Adviser; and

      o Quarterly materials reviewed at prior meetings on the Fund's performance, operations, portfolio and compliance.

      The Trustees considered the Advisory and Administration Agreement and the Sub-Advisory Agreement separately as well as in conjunction with each other to determine their combined effects on the Fund. The Trustees reviewed materials relevant to, and considered, the factors set forth below, and as to each agreement reached the conclusions described.

THE NATURE, EXTENT, AND QUALITY OF THE SERVICES PROVIDED BY THE MANAGER AND THE SUB-ADVISER.

      The Manager has provided all administrative services to the Fund. The Board considered the nature and extent of the Manager's supervision of third-party service providers, including the Fund's shareholder servicing agent and custodian. The Board considered that the Manager had established and maintained a strong culture of ethical conduct and regulatory compliance, and had not been subject to the kinds of regulatory and legal difficulties affecting a number of other investment advisers.

      The Manager has arranged for the Sub-Adviser to provide local management of the Fund's portfolio. The Trustees noted that the Sub-Adviser employed Mr. Christopher Johns as portfolio manager for the Fund, and had established facilities for credit analysis of the Fund's portfolio securities. Mr. Johns, based in Denver, has provided local information regarding specific holdings in the Fund's portfolio. The portfolio manager has also been available to provide the brokerage and financial planner community with information generally about the Fund's portfolio, with which that community can assess the Fund as an investment vehicle for residents of Colorado in light of prevailing interest rates and local economic conditions.

      The Board considered that the Manager and the Sub-Adviser had provided all services the Board deemed necessary or appropriate, including the specific services that the Board has determined are required for the Fund, given that its purpose is to provide shareholders with as high a level of current income exempt from Colorado state and regular Federal income taxes as is consistent with preservation of capital. It noted that compared to other Colorado state-specific municipal bond funds, the portfolio of the Fund was of significantly higher quality and contained no securities subject to the alternative minimum tax.

      The Board concluded that a commendable quality of services was provided and that the Fund would be well served if they continued. Evaluation of this factor weighed in favor of renewal of the Advisory Agreement and the Sub-Advisory Agreement.

THE INVESTMENT PERFORMANCE OF THE FUND.

      The Board reviewed each aspect of the Fund's performance and compared its performance with that of its local competitors and with national averages. It was noted that the materials provided by the Manager indicated that compared to the five largest competitive Colorado funds, the Fund has had investment performance that is somewhat below that of its peers for one-, five- and ten-year periods, with lower rates of return explained by the Fund's generally higher-quality portfolio and generally shorter average maturities.

      The Board concluded that the performance of the Fund, in light of its investment objectives and market conditions, was satisfactory. Evaluation of this factor indicated to the Trustees that renewal of the Advisory Agreement and Sub-Advisory Agreement would be appropriate.

THE COSTS OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE MANAGER AND SUB-ADVISER AND AFFILIATES FROM THE RELATIONSHIP WITH THE FUND.

      The information provided in connection with renewal contained expense data for the Fund and its local competitors as well as data for all single-state tax-free municipal bond funds nationwide, including data for all such front-end load funds of a comparable asset size. The materials also showed the profitability to the Manager and the Sub-Adviser of their services to the Fund.

      The Board compared the expense and fee data with respect to the Fund to similar data about other funds that it found to be relevant. The Board concluded that the expenses of the Fund and the fees paid were similar to and were reasonable as compared to those being paid by single-state tax-free municipal bond funds nationwide, being less than the national average, and by the Fund's local competitors, all but one of which had higher fees.

      The Board considered that the foregoing indicated the appropriateness of the costs of the services to the Fund, which was being well managed as indicated by the factors considered previously.

      The Board further concluded that the profitability to the Manager and the Sub-Adviser did not argue against approval of the fees to be paid under the Advisory Agreement or the Sub-Advisory Agreement.

THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE FUND GROWS.

      Data provided to the Trustees showed that the Fund's asset size had been relatively steady in recent years. However, they concluded that the uncertain interest rate environment might make it difficult to achieve substantial growth in assets in the near future. The Trustees also noted that the materials indicate that the Fund's fees are already generally lower than those of its peers, including those with breakpoints. Evaluation of this factor indicated to the Board that the Advisory Agreement and Sub-Advisory Agreement should be renewed without addition of breakpoints at this time.

BENEFITS DERIVED OR TO BE DERIVED BY THE MANAGER AND SUB-ADVISER AND THEIR AFFILIATES FROM THEIR RELATIONSHIPS WITH THE FUND.

      The Board observed that, as is generally true of most fund complexes, the Manager and Sub-Adviser and their affiliates, by providing services to a number of funds or other investment clients including the Fund, were able to spread costs as they would otherwise be unable to do. The Board noted that while that produces efficiencies and increased profitability for the Manager and Sub-Adviser and their affiliates, it also makes their services available to the Fund at favorable levels of quality and cost which are more advantageous to the Fund than would otherwise have been possible.

--------------------------------------------------------------------------------

INFORMATION AVAILABLE (UNAUDITED)

      Much of the information that the funds in the Aquila Group of Fundssm produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent the entire list of portfolio securities of your Fund twice a year in the semi-annual and annual reports you receive. Additionally, we prepare, and have available, portfolio listings at the end of each quarter. Whenever you may be interested in seeing a listing of your Fund's portfolio other than in your shareholder reports, please check our website at http://www.aquilafunds.com or call us at 1-800-437-1020.

      The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at http://www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, DC or by calling 800-SEC-0330.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PROXY VOTING RECORD (UNAUDITED)

      The Fund does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2006 with respect to which the Fund was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.

--------------------------------------------------------------------------------

                     SHAREHOLDER MEETING RESULTS (UNAUDITED)

The Annual Meeting of Shareholders of Tax-Free Fund for Colorado (the "Fund") was held on June 21, 2006. The holders of shares representing 79% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes are presented below).

1. To elect Trustees.

                             DOLLAR AMOUNT OF VOTES

      TRUSTEE                   FOR               WITHHELD
      -------                   ---               --------
      Tucker Hart Adams         $189,196,454      $1,754,808
      Thomas A. Christopher     $189,336,874      $1,614,388
      Gary C. Cornia            $189,517,469      $1,433,793
      Diana P. Herrmann         $189,351,864      $1,599,397
      Lyle W. Hillyard          $189,275,615      $1,675,647
      John C. Lucking           $189,560,732      $1,390,529
      Anne J. Mills             $189,379,370      $1,571,892

2. To ratify the selection of Tait, Weller & Baker LLP as the Fund's independent registered public accounting firm.

                             DOLLAR AMOUNT OF VOTES

                FOR             AGAINST         ABSTAIN
                ---             -------         -------
                $187,278,103    $510,002        $3,163,157

FOUNDERS

  Lacy B. Herrmann, Chairman Emeritus
  Aquila Management Corporation

MANAGER

  AQUILA INVESTMENT MANAGEMENT LLC
  380 Madison Avenue, Suite 2300
  New York, New York 10017

INVESTMENT SUB-ADVISER

  KIRKPATRICK PETTIS CAPITAL
  MANAGEMENT, INC.
  1600 Broadway, Suite 1100
  Denver, Colorado 80202

BOARD OF TRUSTEES

  Anne J. Mills, Chair
  Gary C. Cornia, Vice Chair
  Tucker Hart Adams
  Thomas A. Christopher
  Diana P. Herrmann
  Lyle W. Hillyard
  John C. Lucking

TRUSTEE EMERITUS

  J. William Weeks

OFFICERS

  Diana P. Herrmann, President
  Stephen J. Caridi, Senior Vice President
  Emily T. Rae, Vice President
  Robert W. Anderson, Chief Compliance Officer
  Joseph P. DiMaggio, Chief Financial Officer and Treasurer
  Edward M.W. Hines, Secretary

DISTRIBUTOR

  AQUILA DISTRIBUTORS, INC.
  380 Madison Avenue, Suite 2300
  New York, New York 10017

CUSTODIAN

  BANK ONE TRUST COMPANY, N.A.
  1111 Polaris Parkway
  Columbus, Ohio 43240

TRANSFER AND SHAREHOLDER SERVICING AGENT

  PFPC Inc.
  101 Sabin Street
  Pawtuckett, RI 02860

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

  Tait, Weller & Baker LLP
  1818 Market Street, Suit 2400
  Philadelphia, PA 19103

Further information is contained in the Prospectus, which must precede or accompany this report.


ITEM 2. CODE OF ETHICS.

		Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)(ii) The Board of Trustees of the Fund has determined that it does not have at least one audit committee financial expert serving on its audit committee. The Fund does not have such a person serving on the audit committee because none of the persons currently serving as Trustees happens to have the technical accounting and auditing expertise included in the definition of "audit committee financial expert" recently adopted by the Securities and Exchange Commission in connection with this Form N-CSR, and the Board has not heretofore deemed it necessary to seek such a person for election to the Board.

The primary mission of the Board, which is that of oversight over the operations and affairs of the Fund, confronts the Trustees with a wide and expanding range of issues and responsibilities. The
Trustees believe that, accordingly, it is essential that the Board's membership consist of persons with as extensive experience as possible in fulfilling the duties and responsibilities of mutual fund directors and audit committee members and, ideally, with extensive experience and background relating to the economic and financial sectors and securities in which the Fund invests, including exposure to the financial and accounting matters commonly encountered with respect to those sectors and securities. The Board believes that its current membership satisfies those criteria. It recognizes that it would also be helpful to have a member with the relatively focused accounting and auditing expertise reflected in the applicable definition of "audit committee financial expert," just as additional members with similarly focused technical expertise in other areas relevant to the Fund's operations and affairs would also contribute added value. However, the Board believes that the Fund is better served, and its assets better employed, by a policy of hiring experts in various the specialized area of technical accounting and auditing matters, if and as the Board identifies the need, rather than by seeking to expand its numbers by adding technical experts in the areas constituting its domain of responsibility. The Fund's Audit Committee Charter explicitly authorizes the Committee to retain such experts as it deems necessary in fulfilling its duties under the Charter.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

		Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
		Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

905:   	Not applicable.

ITEM 8. [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the fling of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.




SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

TAX-FREE FUND OF COLORADO


By:  /s/  Diana P. Herrmann
- - ---------------------------------
President and Trustee
September 7, 2006



By:  /s/  Joseph P. DiMaggio
- - -----------------------------------
Chief Financial Officer and Treasurer
September 7, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/  Diana P. Herrmann
- - ---------------------------------
Diana P. Herrmann
President and Trustee
September 7, 2006



By:  /s/  Joseph P. DiMaggio
- - -----------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
September 7, 2006




TAX-FREE FUND OF COLORADO

EXHIBIT INDEX


(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.